Material accounting policy information (Policies)	6 Months Ended
Jun. 30, 2025
Disclosure of initial application of standards or interpretations [abstract]
New standards and interpretations applicable and issued but not yet applicable	New standards and interpretations applicable for the annual period beginning on January 1, 2025
There were no significant changes in the material accounting policies and key sources of estimation uncertainty applied by us in these unaudited condensed consolidated interim financial statements compared to those used in the annual consolidated financial statements as of December 31, 2024.
The Company has not adopted new standards and interpretations since the year ended December 31, 2024.
The Company has concluded that the critical accounting judgement applied by the Company as of December 31,
2024 on the recognition of its Deferred Tax Assets does not constitute a critical accounting judgement as of the period ended June 30, 2025.
New standards and interpretations issued, but not yet applicable for the annual period beginning on January 1, 2025
The Group continues to evaluate the impacts of the application of the amendments and new standards being issued on the consolidated financial statements in future periods. We have not early adopted any standard, interpretation, or amendment that has been issued but is not yet effective.